Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash equivalents:
Money market funds		$ 7,158	$ 4,393
Total cash equivalents	$ 1,707	7,158	4,393
Level 1 [Member]
Cash equivalents:
Money market funds		7,158	4,393
Total cash equivalents	1,707	7,158	4,393
Level 2 [Member]
Cash equivalents:
Money market funds
Total cash equivalents
Level 3 [Member]
Cash equivalents:
Money market funds
Total cash equivalents